SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Equity Index Portfolio, Small-Cap Equity Portfolio (BlackRock’s portion), and Small-Cap Index Portfolio – In the Management subsection, information regarding Alan Mason is deleted and replaced with the following in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Paul Whitehead, Managing Director and Portfolio Manager	Since 2022

Mid-Cap Growth Portfolio – In the Management subsection, the following is added to the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Bradley P. Halverson, CFA, Senior Vice President	Since 2021

Disclosure Changes to the About Management section

In the table for BlackRock Investment Management, LLC, information regarding Alan Mason is deleted and replaced with the following for Equity Index Portfolio, Small-Cap Equity Portfolio and Small-Cap Index Portfolio:

Paul Whitehead	Managing Director and Co-Head of BlackRock’s ETF and Index Investments business since January 2022 and the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group from 2015 to 2021. He began his investment career in 1996 and has a BS from the University of Colorado Boulder.

In the table for Delaware Investments Fund Advisers (formerly, Ivy Investment Management Company), the following information is added for Mid-Cap Growth Portfolio:

Bradley P. Halverson, CFA	Senior Vice President and Portfolio Manager of Delaware Investments Fund Advisers’ mid cap growth strategy since 2021. Senior Vice President of Ivy since 2018 and Portfolio Manager of Delaware Ivy’s mid cap growth fund since 2021. He began his investment career in 2002 and has a BS and MS from Brigham Young University and an MBA from the University of Michigan.

SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Mid-Cap Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – In the Management subsection, information regarding Alan Mason is deleted and replaced with the following in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Paul Whitehead, Managing Director and Portfolio Manager	Since 2022

Disclosure Changes to the Additional Information About Fund Performance section

In the Index Definitions subsection, the following is added after the last paragraph:

The MSCI Emerging Markets Index and MSCI World ex USA Large Cap Index are registered service marks of MSCI Inc. and have been licensed for use for certain purposes by the Trust and its affiliates. MSCI Inc. does not sponsor, endorse, sell, promote or is in any way affiliated with the Trust. MSCI Inc. makes no representation regarding the advisability of investing in the PD Emerging Markets Index Portfolio and/or the PD International Large-Cap Index Portfolio (each of which employs a replication strategy to their respective MSCI index). MSCI Inc. bears no liability with respect to the PD Emerging Markets Index Portfolio, the PD International Large-Cap Index Portfolio or any index on which these Funds are based. The SAI contains a more detailed description of the limited relationship between MSCI Inc. and the Trust.

Disclosure Changes to the About Management section

In the table for BlackRock Investment Management, LLC, information regarding Alan Mason is deleted and replaced with the following for the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Mid-Cap Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio:

Paul Whitehead	Managing Director and Co-Head of BlackRock’s ETF and Index Investments business since January 2022 and the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group from 2015 to 2021. He began his investment career in 1996 and has a BS from the University of Colorado Boulder.

SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 19, 2021 FOR THE INTERNATIONAL GROWTH PORTFOLIO

AND THE ESG DIVERSIFIED GROWTH PORTFOLIO

AND DATED MAY 1, 2021 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 19, 2021 for the International Growth Portfolio and the ESG Diversified Growth Portfolio and dated May 1, 2021 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Pursuant to his retirement, effective as of April 1, 2022, all references and information for James T. Morris will be deleted.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Emerging Markets Portfolio section, the following is deleted from the third sentence: “small-capitalization stocks, including small and unseasoned companies;”

REQUIRED THIRD PARTY DISCLAIMERS

A new section entitled “REQUIRED THIRD PARTY DISCLAIMERS” is added immediately before the “ORGANIZATION AND MANAGEMENT OF THE TRUST” section and includes the following:

MSCI

The PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio (each, a “Product”) are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust and its affiliates. None of the MSCI Parties makes any representation or warranty, express or implied, to the issue or owners of a Product or any other person or entity regarding the advisability of investing in a Product generally or in a Product particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to a Product or the issuer or owners of a Product or any other person or entity. None of the MSCI Parties has any obligation to take the needs of the issuer or owners of a Product or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of a Product to be issued or in the determination or calculation of the equation by or the consideration into which a Product is redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of a Product or any other person or entity in connection with the administration, marketing or offering of a Product.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of a Product, owners of a Product, or any other person or entity, from the use of any MSCI index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaims all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of a Product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote a Product without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

Effective April 1, 2022, in the Management Information section, the information for Adrian S. Griggs in the Interested Persons table will be deleted and replaced with the following:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]

Adrian S. Griggs Year of birth 1966	Chief Executive Officer since 1/01/18 and President and Trustee since 4/01/22	Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present) and Chief Financial Officer (4/12 to 2/17) of Pacific Mutual Holding Company and Pacific LifeCorp; Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present), Chief Financial Officer (4/12 to 2/17) and Director (1/16 to present) of Pacific Life; Chief Executive Officer (1/15 to 6/18) of Pacific Select Distributors, LLC; and Chief Executive Officer (1/18 to present), President (4/22 to present) and Trustee (4/22 to present) of Pacific Funds Series Trust.	84

In addition, effective April 1, 2022, in the Management Information section, the information for Nooruddin (Rudy) Veerjee in the Independent Trustees table will be deleted and replaced with the following:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]

Nooruddin (Rudy) Veerjee Year of birth 1958	Trustee since 1/01/05 and Chairman of the Board since 4/01/22	Trustee (9/05 to present) and Chairman of the Board (4/22 to present) of Pacific Funds Series Trust. Formerly: President of Transamerica Insurance and Investment Group; President of Transamerica Asset Management; Chairman and Chief Executive Officer of Transamerica Premier Funds (Mutual Fund); and Director of various Transamerica Life Companies.	84

Effective April 1, 2022, in the Board of Trustees section, the Board Structure, Leadership subsection will be deleted and replaced with the following:

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established four standing committees, an Audit Committee, a Policy Committee, a Governance Committee and a Trustee Valuation Committee, which are discussed in greater detail under “Committees” below. More than 75% of the members of the Board are Independent Trustees and each of the Audit, Policy and Governance Committee is comprised entirely of Independent Trustees. The Chairman of the Board is an Independent Trustee who acts as the primary liaison between the Independent Trustees, the Interested Trustee and management. The Chairman of the Board helps identify matters for consideration by the Board and regularly participates in the agenda setting process for Board meetings. The Chairman of the Board serves as Chairman of the Trust’s Policy Committee, which provides a forum for the Independent Trustees to meet in separate session to deliberate on matters relevant to the Trust. The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually through the Governance Committee. In developing its structure, the Board has considered that all shareholders of the Trust are variable life insurance or variable annuity clients of Pacific Life and PL&A and that the Interested Trustee, as the Chief Operating Officer and Executive Vice President of Pacific Life and PL&A, can provide valuable input as to, among other things, the role of the Funds in the variable life insurance and variable annuity platforms of Pacific Life and PL&A. The Board has also determined that the structure of the Chairman of the Board as an Independent Trustee and the function and composition of the Policy, Audit, Governance and Trustee Valuation Committees are appropriate means to provide effective oversight on behalf of the Trust’s shareholders and address any potential conflicts of interest that may arise from the Interested Trustee serving on the Board.

In addition, effective April 1, 2022, in the Board of Trustees section, the third paragraph in the Information about Each Trustee’s Qualification, Experience, Attributes or Skills subsection will be deleted and replaced with the following:

Mr. Griggs is the Chief Operating Officer, Executive Vice President and a Director of Pacific Life and PL&A. Mr. Griggs is considered an Interested Person of the Trust because of his material business positions with Pacific Life and PL&A. In these positions, Mr. Griggs has intimate knowledge of Pacific Life, PL&A and the Adviser, their products, operations, personnel and financial resources. Mr. Griggs’ position of influence and responsibility at Pacific Life and PL&A, in addition to his extensive knowledge, has been determined to be valuable to the Board in its oversight of the Trust.

In addition, effective April 1, 2022, in the Board of Trustees section, the following will be added to the table in the Beneficial Interest of Trustees subsection:

Name of Trustee	Dollar Range of Equity Securities in a Fund of the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies[2]
Adrian S. Griggs[3]	Portfolio Optimization Aggressive-Growth Portfolio: $10,001 to $50,000	$10,001 to $50,000

3 Adrian S. Griggs is an Interested Person of the Trust because of his positions with Pacific Life.

INFORMATION ABOUT THE MANAGERS

In the Compensation Structures and Methods section, under BlackRock’s subsection, all information regarding Alan Mason is deleted, and the sixth paragraph is deleted and replaced with the following:

Discretionary Incentive Compensation — Mses. Henige, Hsui and Whitelaw, and Mr. Whitehead

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mses. Henige, Hsui and Whitelaw, and Mr. Whitehead is not measured against a specific benchmark.

In the Other Accounts Managed section, under BlackRock’s portion of the table, all information regarding Alan Mason is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Paul Whitehead[3]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

3 Other Accounts Managed information as of November 30, 2021.

Also, in the Other Accounts Managed section, under DIFA’s (formerly Ivy) portion of the table, the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Bradley P. Halverson[3]
Registered Investment Companies	4	$11,003,093,750	None	N/A
Other Pooled Investment Vehicles	1	$55,601,478	None	N/A
Other Accounts	4	$141,949,851	None	N/A

3 Other Accounts Managed information as of November 30, 2021.